CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 4,391	$ 4,793
Accounts payable	2,298	2,207
Notes payable	86	884
Accrued expenses and other current liabilities	17,652	13,134
Deferred revenue-current	4,572	6,542
Dividend payable		57
Income tax payable	3,465	997
Deferred tax liabilities-current	3,727	8,222
Government subsidies-current	167	710
Deferred revenue-non-current	617	135
Government subsidies-non-current	4,390	4,946
Deferred tax liabilities-non-current	110
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	59,705,570	59,149,153
Ordinary shares, shares outstanding	59,705,570	59,149,153
Variable Interest Entity Primary Beneficiary
Accounts payable		1,651
Notes payable		884
Accrued expenses and other current liabilities	83	6,067
Deferred revenue-current		4,956
Dividend payable
Income tax payable		794
Deferred tax liabilities-current
Government subsidies-current		297
Deferred revenue-non-current		135
Government subsidies-non-current		2,782
Deferred tax liabilities-non-current